CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.6%
COMMUNICATION SERVICES - 3.7%
Entertainment - 1.6%
Walt Disney Co.	21,740	$2,358,572	*

Interactive Media & Services - 2.1%
Alphabet Inc., Class A Shares	30,720	3,036,365	*

TOTAL COMMUNICATION SERVICES		5,394,937

CONSUMER DISCRETIONARY - 9.2%
Auto Components - 1.2%
Aptiv PLC	14,970	1,692,957	*

Hotels, Restaurants & Leisure - 2.1%
Booking Holdings Inc.	1,280	3,115,648	*

Internet & Direct Marketing Retail - 0.8%
Etsy Inc.	7,930	1,091,009	*

Specialty Retail - 3.5%
Home Depot Inc.	9,650	3,128,241

Williams-Sonoma Inc.	14,280	1,926,943

Total Specialty Retail		5,055,184

Textiles, Apparel & Luxury Goods - 1.6%
NIKE Inc., Class B Shares	18,830	2,397,624

TOTAL CONSUMER DISCRETIONARY		13,352,422

CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	7,080	3,618,871

Food Products - 1.6%
McCormick & Co. Inc., Non Voting Shares	31,350	2,355,012

TOTAL CONSUMER STAPLES		5,973,883

FINANCIALS - 14.0%
Banks - 4.3%
Bank of America Corp.	102,640	3,641,668
First Republic Bank	18,590	2,618,959

Total Banks		6,260,627

Capital Markets - 5.5%
BlackRock Inc.	2,860	2,171,341
Charles Schwab Corp.	33,330	2,580,408
Morgan Stanley	34,270	3,335,499

Total Capital Markets		8,087,248

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2023 Quarterly Report	1

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Insurance - 4.2%
Hartford Financial Services Group Inc.	40,170	$3,117,594
Progressive Corp.	21,920	2,988,792

Total Insurance		6,106,386

TOTAL FINANCIALS		20,454,261

HEALTH CARE - 17.9%
Biotechnology - 3.6%
BioMarin Pharmaceutical Inc.	23,590	2,721,107	*
Gilead Sciences Inc.	29,880	2,508,127

Total Biotechnology		5,229,234

Health Care Equipment & Supplies - 1.5%
Cooper Cos. Inc.	6,220	2,170,345

Health Care Providers & Services - 5.7%
CVS Health Corp.	32,560	2,872,443
Progyny Inc.	44,090	1,516,255	*
UnitedHealth Group Inc.	7,780	3,883,698

Total Health Care Providers & Services		8,272,396

Life Sciences Tools & Services - 3.7%
Danaher Corp.	10,220	2,701,963
Thermo Fisher Scientific Inc.	4,720	2,691,958

Total Life Sciences Tools & Services		5,393,921

Pharmaceuticals - 3.4%
Johnson & Johnson	15,270	2,495,423
Novo Nordisk A/S, ADR	17,770	2,466,121

Total Pharmaceuticals		4,961,544

TOTAL HEALTH CARE		26,027,440

INDUSTRIALS - 11.3%
Building Products - 3.1%
Trane Technologies PLC	16,000	2,865,920
Trex Co. Inc.	30,640	1,615,341	*

Total Building Products		4,481,261

Electrical Equipment - 6.1%
Bloom Energy Corp., Class A Shares	54,910	1,368,906	*
Eaton Corp. PLC	18,090	2,934,379
Regal Rexnord Corp.	20,520	2,856,384
Shoals Technologies Group Inc., Class A Shares	62,430	1,741,173	*

Total Electrical Equipment		8,900,842

Machinery - 2.1%
Deere & Co.	7,260	3,069,818

TOTAL INDUSTRIALS		16,451,921

See Notes to Schedule of Investments.

2	ClearBridge Sustainability Leaders Fund 2023 Quarterly Report

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 1.8%
Cisco Systems Inc.	53,030	$2,580,970

Electronic Equipment, Instruments & Components - 3.8%
Keysight Technologies Inc.	15,370	2,756,610	*
TE Connectivity Ltd.	22,200	2,822,730

Total Electronic Equipment, Instruments & Components		5,579,340

IT Services - 3.6%
Accenture PLC, Class A Shares	7,590	2,117,990
Visa Inc., Class A Shares	13,320	3,066,397

Total IT Services		5,184,387

Semiconductors & Semiconductor Equipment - 5.6%
ASML Holding NV, Registered Shares	3,610	2,385,632
Enphase Energy Inc.	5,090	1,126,824	*
ON Semiconductor Corp.	35,690	2,621,431	*
SolarEdge Technologies Inc.	6,240	1,991,371	*

Total Semiconductors & Semiconductor Equipment		8,125,258

Software - 8.4%
Microsoft Corp.	33,350	8,264,464
Salesforce Inc.	12,530	2,104,664	*
Synopsys Inc.	5,320	1,881,950	*

Total Software		12,251,078

Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	47,570	6,863,875

TOTAL INFORMATION TECHNOLOGY		40,584,908

MATERIALS - 2.8%
Chemicals - 1.3%
Ecolab Inc.	12,620	1,953,955

Containers & Packaging - 1.5%
Ball Corp.	36,980	2,153,715

TOTAL MATERIALS		4,107,670

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Equinix Inc.	2,520	1,860,087
Prologis Inc.	19,910	2,573,965

TOTAL REAL ESTATE		4,434,052

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2023 Quarterly Report	3

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
UTILITIES - 2.7%
Independent Power and Renewable Electricity Producers - 2.7%
Brookfield Renewable Corp., Class A Shares		63,800	$2,010,976
NextEra Energy Partners LP		25,980	1,904,334

TOTAL UTILITIES			3,915,310

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $129,721,321)			140,696,804

	RATE
SHORT-TERM INVESTMENTS - 2.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	2,135,449	2,135,449	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.326%	915,192	915,192	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,050,641)			3,050,641

TOTAL INVESTMENTS - 98.7% (Cost - $132,771,962)			143,747,445
Other Assets in Excess of Liabilities - 1.3%			1,935,354

TOTAL NET ASSETS - 100.0%			$145,682,799

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $915,192 and the cost was $915,192 (Note 2).

Abbreviation(s) used in this schedule:

ADR     — American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Sustainability Leaders Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$140,696,804	—	—	$140,696,804
Short-Term Investments†	3,050,641	—	—	3,050,641

Total Investments	$143,747,445	—	—	$143,747,445

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$447,333	$4,606,085	4,606,085	$4,138,226	4,138,226	—	$6,086	—	$915,192

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